Note 10 - Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Accrued Liabilities [Table Text Block]
	December 31,
(in thousands)	2019	2018

Research and development	$1,415	2,361
Professional fees	543	$2,473
Salaries, bonus & benefits	696	815
Manufacturing operations	183	212
Other	389	604
Total accrued expenses	$3,226	$6,465